Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue From Contract With Customers [Line Items]
Revenues from contracts with customers		¥ 315,993	¥ 359,235	¥ 618,730	¥ 693,599
Other revenues	[1]	366,768	347,768	741,005	671,217
Total revenues		¥ 682,761	¥ 707,003	¥ 1,359,735	¥ 1,364,816

[1]	Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.